TAXES (Details - Deferred taxes) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Loss carried forward to future years*	$ 182,519	$ 36,155
Property, plant and equipment	44,497	36,388
Deferred financing costs	3,428
Lease liability	253,996	9,393
Intangible assets	42,416
Valuation allowance	(250,313)	(72,543)
Total deferred tax assets	276,543	9,393
Deferred tax liabilities:
Intangible asset	(214,999)	(33,627)
Property, plant and equipment	(736)
Deferred financing costs	(50,574)	0
Right of use assets	(253,996)	(9,393)
Total deferred tax liabilities	(520,305)	(43,020)
Deferred tax liabilities, net	$ (243,762)	$ (33,627)